Financial derivatives at fair value	12 Months Ended
Dec. 31, 2025
Derivative financial instrument at fair value [Abstract]
Disclosure of derivative financial instruments [text block]
5.5 FINANCIAL DERIVATIVES AT FAIR VALUE
a) Breakdown by type of derivative, movements, maturity dates and main features
The table below includes the fair values of the derivatives arranged at December 31, 2025, as well as the maturity dates of the notional amounts to which the derivatives relate (maturities of notional amounts are shown as positive figures and already-arranged future increases are presented as negative amounts):

TYPE OF INSTRUMENT		FAIR VALUE	NOTIONAL MATURITIES
(Million euro)		Balances at 12/31/2025	2026	2027	2028	2029	2030 and beyond	TOTAL
ASSET BALANCES		382	719	78	5	1	2,840	3,642
Index-Linked Swaps	P	139	(3)	(4)	(3)	(3)	91	78
FX derivatives: Cross Currency Swaps		146	—	—	—	—	2,236	2,236
FX derivatives: Forwards and Options		3	659	6	—	—	—	665
Interest Rate Swaps Energy Business Line	P	2	2	—	—	—	96	98
Interest Rate Swaps Airports Business Line	P	1	22	25	5	—	—	52
Interest Rate Swaps Highways Business Line	P	—	(7)	49	—	—	—	42
Interest Rate Swaps Construction Business Line	P	2	3	2	3	3	17	27
Interest Rate Swaps Other Business Line	P	—	—	—	—	—	—	—
Equity Swaps		44	43	—	—	—	—	43
Power Purchase Agreement	P	—	—	—	—	—	—	—
Other derivatives		45	—	—	—	—	400	400
LIABILITY BALANCES		(150)	517	38	236	(123)	1,302	1,971
Index-Linked Swaps	P	—	—	—	—	—	—	—
FX derivatives: Cross Currency Swaps		—	—	—	—	—	—	—
FX derivatives: Forwards and Options		(1)	246	1	1	2	10	260
Interest Rate Swaps Energy Business Line	P	(2)	231	2	2	2	91	329
Interest Rate Swaps Airports Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Highways Business Line	P	(67)	37	32	229	(133)	773	938
Interest Rate Swaps Construction Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Other Business Line	P	(2)	3	3	4	5	29	43
Equity Swaps		—	—	—	—	—	—	—
Power Purchase Agreement	P	(33)	—	—	—	—	—	—
Other derivatives		(45)	—	—	—	—	400	400
TOTAL		232	1,236	116	241	(123)	4,142	5,613
(P) - project companies; ( ) - ex project companies
The maturities of cash flows comprising the fair value of the derivatives are set out below:

TYPE OF INSTRUMENT		FAIR VALUE	CASH FLOW MATURITIES
(Million euro)		Balances at 12/31/2025	2026	2027	2028	2029	2030 and beyond	TOTAL
ASSET BALANCES		382	37	(7)	(6)	(5)	453	472
Index-Linked Swaps	P	139	12	13	14	15	110	165
FX derivatives: Cross Currency Swaps		146	(22)	(20)	(20)	(20)	282	200
FX derivatives: Forwards and Options		3	3	—	—	—	—	3
Interest Rate Swaps Energy Business Line	P	2	(1)	(1)	(1)	—	7	5
Interest Rate Swaps Airports Business Line	P	1	—	—	—	—	—	1
Interest Rate Swaps Highways Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Construction Business Line	P	2	—	—	—	—	1	2
Interest Rate Swaps Other Business Line	P	—	—	—	—	—	—	—
Equity Swaps		44	44	—	—	—	—	44
Power Purchase Agreement	P	—	—	—	—	—	—	—
Other derivatives		45	—	—	—	—	53	53
LIABILITY BALANCES		(150)	(17)	(19)	(18)	(17)	(62)	(133)
Index-Linked Swaps	P	—	—	—	—	—	—	—
FX derivatives: Cross Currency Swaps		—	—	—	—	—	—	—
FX derivatives: Forwards and Options		(1)	—	—	—	—	—	—
Interest Rate Swaps Energy Business Line	P	(2)	(1)	(1)	(1)	—	2	(1)
Interest Rate Swaps Airports Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Highways Business Line	P	(67)	(16)	(18)	(17)	(16)	(10)	(77)
Interest Rate Swaps Construction Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Other Business Line	P	(2)	—	(1)	—	—	(1)	(2)
Equity Swaps		—	—	—	—	—	—	—
Power Purchase Agreement	P	(33)	—	—	—	—	—	—
Other derivatives		(45)	—	—	—	—	(53)	(53)
TOTAL		232	20	(26)	(24)	(22)	391	339
(P) - project companies; ( ) - ex project companies
Index-linked swaps (ILS)
They relate solely to Autema project, which arranged an index-linked swap fixing the annual inflation rate at 2.5% in 2008 to hedge revenue variability, with a total notional of EUR 78 million. The underlying hedged items are the toll flows and price compensation flows received by the Catalan Regional Government, which are inflation-adjusted. The rise in inflation during 2025 had an impact of EUR -3 million on reserves and a fair value impact of EUR 7 million on results.
Within the categories of foreign exchange derivatives, some of them are intended to hedge investments denominated in USD and CAD (see disclosure in Note 5.4.b), highlighting the following instruments:
Foreign exchange derivatives: Cross-currency swaps (CCS)
At December 31, 2024 Ferrovial SE recorded cross-currency swaps to hedge a corporate liquidity line in US dollars (Note 5.2.2). These instruments had a notional value of USD 260 million (EUR 250 million agreed equivalent value) and matured in 2025. They were cancelled on January 15, 2025.
The group companies Cintra Infrastructure SE and 407 Toronto Highway BV have cross-currency swaps (CCS) hedging the net investment in USD and CAD, respectively. These instruments have a notional amount of EUR 1,971 million and EUR 139 million, respectively, with maturities from 2032 onward and a fair value of EUR 137 million and EUR 7 million.
The result of the effectiveness tests carried out show that most of these derivatives are effective. The interest rate component of these derivatives, treated as cost of hedging, amounts to EUR -49 million and is recorded as reserves through other comprehensive income (OCI). As the coupons for the interest rate spread are paid, this cost is directly recognized as income. In addition, the impact of the investment hedges was EUR 216 million and was recognized as a translation difference through OCI.
Additionally, 407 Toronto Highway BV has cross-currency swaps (CCS) with a notional amount of EUR 126 million that are not classified as accounting hedges and are recognized in net financial income/(expense) at fair value (EUR 2 million).
Foreign exchange derivatives: Forwards and Options (FX)
There are foreign exchange hedges, designed for the Group's CAD and USD investments. The notional amounts are EUR 210 million and EUR 635 million at December 31, 2025 (CAD 338 million and USD 747 million) (Note 1.3) and the fair value amounts are EUR -0.44 million and EUR 2.7 million, respectively.
Value changes are recognized under currency translation differences in the amount of EUR 86 million in 2025. Additionally, movements of settlements and accruals would have an impact on the financial result (EUR 0 million in the current exercise), and a positive impact of EUR 43 million on cash.
There are also hedges of foreign currency risk, for the volatility of future cash flows in foreign currencies or assets denominated in foreign currencies (primarily the Polish zloty). Their notional value stood at EUR 81 million at December 31, 2025, of which EUR 60 million corresponds to the Polish zloty. All of them expire in the short-term.
Foreign exchange hedges for assets denominated in foreign currencies, recognized value changes as translation differences and amounted to EUR -5 million in 2025 (for effective derivatives).
Finally, options, which are not classified as accounting hedges, are recognized in net financial income/(expense) at fair value, entailing nil expense during the year.
Interest Rate Swaps (IRS)
To hedge interest rate risk in infrastructure projects, the borrowings of which accrue variable interest (primarily Cintra Inversora Autopistas de Cataluña, S.A., NTE Mobility Partners, LLC, LBJ Infr. Group LLC, Autovía de Aragón, Centella, Misae Solar Plant, Depusa Aragón, Dalaman International Airport, and the UK Waste Treatment Business, Thalia - Waterbeach Plant), the companies have contracted interest rate hedges on project debt, establishing a fixed or increasing interest rate, for a total notional amount of EUR 1,530 million at December 31, 2025. Overall, the fair value of these hedges has changed from EUR -57 million at December 2024 to EUR -66 million at December 2025.
In general terms, periodic hedge effectiveness measurements show that derivatives are effective, so changes in their fair value are recorded in reserves, amounting to EUR 15 million.
The movement in settlements, accruals and also in ineffectiveness, had an impact on net financial income/(expense) of EUR -16 million and on cash of EUR 13 million (negative).
Equity swaps (ES)
The Company has arranged equity swaps for the potential financial impact of the exercise of share-based remuneration schemes granted to employees. The value of these swaps contracted by the Company change as the value of Ferrovial shares changes, and are therefore, treated as derivatives but not as accounting hedges (speculative), so the change in fair value of these derivatives is recognized through profit or loss as a fair value adjustment.
These contracts are described below:
•The calculation base comprises a given number of Ferrovial shares and a reference price, which is usually the share price on the execution date.
•During the swap term, Ferrovial pays interest at a given interest rate (EURIBOR plus a spread to be applied to the result of multiplying the number of shares by the strike price) and receives remuneration equal to the dividends on those shares.
•When the swap expires, if the share price has risen, Ferrovial will receive in cash the difference between the arithmetic mean of the share price during the observation period and the reference price, multiplied by the number of shares contracted. Otherwise, Ferrovial will pay the difference to the financial institution.
Its fair value at December 31, 2025 is EUR 44 million. The change in value during the year was due to the increase in Ferrovial's share price from EUR 40.60 at December 31, 2024 to EUR 55.34 at December 31, 2025, entailing an impact of EUR 27 million under the income statement heading “Changes in the fair value of financial instruments”. The column “Impact on Net financial income/(expense)” includes the remuneration as income and the finance cost of these instruments as an expense in the amount of EUR -2 million (Note 2.6). The total impact of these instruments on cash resources amounted to EUR 10 million (positive).
At December 2025, these derivatives had a notional value equivalent to 1,580,364 shares which, based on the strike price of the equity swaps (price at which they must be settled with the banks), represented a total notional amount of EUR 43 million.
Power Purchase Agreements (PPAs)
Ferrovial has entered into power purchase agreements (PPAs) for the sale of energy in connection with the solar energy plants in Texas (Misae and Milano projects), currently under construction. These virtual or financial PPAs that do not involve the physical delivery to its end user of energy and are settled for the cash difference between the contract price and the market price, are classified as derivatives that fall within the scope of IFRS 9. For such financial contracts, Ferrovial applies cash flow hedge accounting, recognizing the variation in the fair value of these hedging instruments through other comprehensive income (OCI). The fair value reached EUR -33 million at December 2025 (EUR -33 million Misae, and EUR 0.1 million Milano).
Other derivatives
As other derivatives recognized in the liabilities heading, the Company includes the equity option related to the non-dilutive cash settled convertible bond issued on November 2025, as mentioned in Note 5.2 b.1.1.
This bond is treated as a hybrid instrument, combining the financial debt, and an embedded derivative with a notional value of EUR 400 million, measured at fair value (EUR -45 million) as a liability. Additionally, Ferrovial has purchased a call option on its own shares, mirroring the call embedded in the bond to offset its impact, with a fair value of EUR 45 million, recognized in the derivative assets heading.
b) Main effects on the income statement and equity
Set out below is a breakdown of the main derivatives arranged by fully-consolidated companies showing movements in fair values at December 31, 2025 and December 2024 and the effect on reserves, profit/(loss) and other balance sheet items:

TYPE OF INSTRUMENT (Million euro)	FAIR VALUE			EFFECTS
	Balances at 12/31/2025	Balances at 12/31/2024	Var.	EFFECT ON RESERVES (I)	FAIR VALUE EFFECT ON PROFIT/(LOS S) (II)	EFFECT ON FINANCIAL PROFIT/(LOSS) (III)	CASH (IV)	EXCHANGE RATE (V)	OTHER EFFECTS ON BALANCE SHEET OR INCOME	TOTAL
Index-linked derivatives	139	134	5	(3)	7	5	(12)	—	8	5
Cash flow hedges	139	134	5	(3)	7	5	(12)	—	8	5
Interest rate derivatives	(66)	(57)	(9)	15	4	(16)	14	(2)	(25)	(9)
Cash flow hedges	(66)	(57)	(9)	7	4	(16)	14	(2)	(16)	(9)
Fair value hedges	—	—	—	9	—	—	—	—	(9)	—
Speculative	—	—	—	—	—	—	—	—	—	—
Cross-currency swaps	146	43	103	(112)	1	(18)	14	217	1	103
Cash flow hedges	—	2	(2)	1	—	1	(3)	—	1	(2)
Net foreign investment hedges	144	41	103	(112)	—	(18)	18	217	—	103
Speculative	2	—	2	—	2	—	—	—	—	2
Foreign exchange derivatives	2	(40)	41	5	(12)	—	(52)	81	21	41
Cash flow hedges	—	(2)	2	2	—	—	(3)	—	3	2
Fair value hedges	(1)	(5)	4	—	(3)	—	(6)	(5)	17	4
Net foreign investment hedges	2	(39)	41	3	(4)	—	(43)	86	—	41
Speculative	1	6	(5)	—	(5)	—	—	—	—	(5)
Equity swaps	44	29	15	—	27	—	(10)	—	(2)	15
Speculative	44	29	15	—	27	—	(10)	—	(2)	15
Power purchase agreement (PPA)	(33)	—	(33)	(35)	1	—	—	1	—	(33)
Cash flow hedges	(33)	—	(33)	(35)	1	—	—	1	—	(33)
Equity Options	—	—	—	—	—	—	—	—	—	—
Speculative	—	—	—	—	—	—	—	—	—	—
TOTAL	232	109	123	(130)	28	(29)	(46)	297	3	123
Derivatives are recognized at market value at inception and at fair value at later dates. Changes in the value of these derivatives are recognized for accounting purposes as follows:
•Fair value changes during the year to the effective portion of cash flow hedging derivatives are recognized, with a balancing entry in reserves (column I).
•Fair value changes to derivatives that do not qualify for hedge accounting or are deemed to be speculative are recognized separately as a fair value adjustment in the Group’s income statement (column II).
•“Effect on net financial income/(expense)” (column III) reflects the effects of the financing of interest flows accrued during the year.
•The “Cash” column (IV) refers to net settlements of receipts and payments during the year. Receipts are in negative, and payments in positives.
•The effect of foreign exchange fluctuations on currency translation differences from December 31, 2024 to December 31, 2025 is also presented separately (column V).
•The “Other effects on balance sheet or income” column shows the effects on operating profit/(loss), net financial income/(expense) (exchange rate) and other effects not previously mentioned (column VI).

c) Derivative measurement methods
All the Group’s financial derivatives and other financial instruments carried at fair value are included in Level 2 of the fair value hierarchy since, though they are not quoted on regulated markets, they are based on directly or indirectly observable inputs, except the energy power purchase agreements, which qualify as financial derivatives and are on Level 3.
Most of the fair value measurements are made by the Company using a tool developed in-house based on market best practices. However, all the internal valuations are reconciled against the values indicated by the counterparty banks on a monthly basis.
Equity swaps are measured as the difference between the quoted share price on the calculation date and the unit settlement (strike) price agreed at inception, multiplied by the number of shares under the contract.
The other instruments are measured by quantifying net future flows of payments and receipts, discounted to present value, as specified below:
•Interest rate swaps (IRS): future flows tied to floating reference rates are estimated using market projections on the measurement date for each currency and settlement frequency. Each flow is discounted using the discount factors on the date of each settlement period and currency at the measurement date.
•Index-linked swaps (ILS): future flows are estimated by projecting the future behavior implicit in the market curves on the measurement date for each currency and settlement frequency, for both reference interest rates and reference inflation rates. As in the cases described above, the flows are discounted at rates obtained at the measurement date for each flow settlement period and currency.
•Foreign exchange derivatives (Cross-currency swaps: CCS): future flows tied to floating reference rates are estimated using market projections on the measurement date for each currency and settlement frequency. Each flow is discounted using the market zero-coupon rate corresponding to the settlement period and currency at the measurement date, taking account of cross-currency basis spreads. The present value of the flows in a currency other than the measurement currency is translated at the spot exchange rate prevailing at the measurement date.
•Foreign exchange derivatives (forwards and options): as a general rule, future flows are estimated using the exchange rates and market curves associated with each currency pair (forward points curve), and each flow is discounted using the market discount rate corresponding to the settlement period and currency at the measurement date. For other more complex instruments (options, etc.), appropriate measurement methods are used for each instrument, taking into consideration the necessary market data.
~~•~~Power purchase agreements (PPA): The future flows tied to floating energy prices are estimated taking into consideration the expected hourly energy production of the solar photovoltaic facility and the prices quoted by different future market electricity price providers for the relevant underlying. Each flow is discounted using the discount factors on the date of each settlement period and currency at the measurement date.

Lastly, credit risk included when measuring derivatives under IFRS 9 is estimated as follows:
•To calculate the adjustments associated with own and counterparty credit risk (CVA/DVA), Ferrovial applies a method based on calculating the future exposure of the various financial products using best market practices. A probability of default and a loss given default is applied to this potential exposure based on the parties’ business and credit quality, as well as a discount factor based on the currency and term at the measurement date.
•To calculate probabilities of default for the Ferrovial Group companies, the Financial Risks Department assesses the counterparty’s rating (company, project, etc.) using an in-house, rating agency-based method. This rating is used to obtain market spread curves for the currency and term in question (generic curves per rating level).
•Probability of counterparty default is calculated using the companies’ CDS curves, if they are available. Otherwise, the CDS curves of a similar entity (proxy) or a generic spread curve per rating level are used.